                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.8%

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 14.4%
   BorgWarner * ......................................       7,594   $   333,073
   DeVry .............................................       5,137       276,371
   Gentex ............................................      15,621       301,017
   John Wiley & Sons, Cl A ...........................       4,788       188,551
   Mattel ............................................      12,529       265,114
   Tupperware Brands .................................       5,772       227,359
   Urban Outfitters * ................................       4,591       147,646
                                                                     -----------
                                                                       1,739,131
                                                                     -----------
ENERGY -- 7.3%
   Forest Oil * ......................................       6,609       188,951
   Helmerich & Payne .................................       5,099       206,663
   Petrohawk Energy * ................................       7,405       116,777
   Range Resources ...................................       3,317       123,127
   Tidewater .........................................       5,908       242,110
                                                                     -----------
                                                                         877,628
                                                                     -----------
FINANCIALS -- 7.7%
   City National .....................................       5,423       307,321
   MSCI, Cl A * ......................................      12,254       395,437
   People's United Financial .........................      16,353       226,325
                                                                     -----------
                                                                         929,083
                                                                     -----------
HEALTH CARE -- 14.3%
   Alere * ...........................................       7,567       212,860
   Cephalon * ........................................       4,080       231,540
   CR Bard ...........................................       2,921       229,386
   Gen-Probe * .......................................       5,799       260,781
   Hologic * .........................................      14,935       211,181
   Mednax * ..........................................       6,053       285,399
   Pharmaceutical Product Development ................       5,404       131,101
   Quest Diagnostics .................................       3,589       168,647
                                                                     -----------
                                                                       1,730,895
                                                                     -----------
INDUSTRIALS -- 18.5%
   Acuity Brands .....................................       5,973       251,642

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
INDUSTRIALS -- CONTINUED
   Flowserve .........................................       2,237   $   221,821
   IDEX ..............................................       8,147       262,089
   Jacobs Engineering Group * ........................       3,405       124,521
   Kansas City Southern * ............................       7,923       290,774
   Republic Services, Cl A ...........................      12,614       401,882
   Shaw Group * ......................................       5,393       172,792
   Valmont Industries ................................       3,467       246,330
   Werner Enterprises ................................      11,368       261,805
                                                                     -----------
                                                                       2,233,656
                                                                     -----------
INFORMATION TECHNOLOGY -- 23.7%
   Agilent Technologies * ............................       5,807       162,190
   Atmel * ...........................................      30,130       157,580
   Cognizant Technology Solutions, Cl A * ............       4,561       248,848
   CommScope * .......................................       7,283       148,136
   Compuware * .......................................      32,974       269,727
   F5 Networks * .....................................       3,119       273,942
   International Rectifier * .........................       7,673       149,854
   National Instruments ..............................       8,745       278,965
   Nuance Communications * ...........................      22,372       369,362
   Solera Holdings ...................................       6,863       260,657
   Teradyne * ........................................      27,716       298,224
   Zebra Technologies, Cl A * ........................       8,643       237,164
                                                                     -----------
                                                                       2,854,649
                                                                     -----------
MATERIALS -- 9.1%
   Air Products & Chemicals ..........................       4,293       311,586
   Allegheny Technologies ............................       4,963       236,289
   Nucor .............................................       7,279       284,900
   Pactiv * ..........................................       8,667       263,650
                                                                     -----------
                                                                       1,096,425
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
UTILITIES -- 1.8%
   Covanta Holding ...................................      14,206   $   214,084
                                                                     -----------
   Total Common Stock
      (Cost $10,668,752) .............................                11,675,551
                                                                     -----------
SHORT-TERM INVESTMENT -- 0.4%
CASH EQUIVALENT -- 0.4%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.160% (A)
      (Cost $50,567) .................................      50,567        50,567
                                                                     -----------
   Total Investments -- 97.2%
      (Cost $10,719,319) + ...........................               $11,726,118
                                                                     ===========

Percentages are based on Net Assets of $12,064,879.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2010.

Cl   Class

+ At July 31, 2010, the tax basis cost of the Fund's investments was $10,719,319, and the unrealized appreciation and depreciation were $1,759,683 and $(752,884), respectively.

As of July 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-003-1400

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.6%

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 14.6%
   Arbitron ..........................................      33,400   $   965,260
   Bebe Stores .......................................      44,100       262,395
   Coinstar * ........................................      15,700       714,350
   Fossil * ..........................................      15,800       625,680
   K12 * .............................................      18,700       487,135
   Lululemon Athletica * .............................      13,400       555,832
   O'Reilly Automotive * .............................      17,400       857,472
   PEP Boys-Manny Moe & Jack .........................      39,300       377,280
                                                                     -----------
                                                                       4,845,404
                                                                     -----------
CONSUMER STAPLES -- 5.3%
   Darling International * ...........................      82,500       673,200
   Diamond Foods .....................................      15,200       677,008
   United Natural Foods * ............................      11,427       385,433
                                                                     -----------
                                                                       1,735,641
                                                                     -----------
ENERGY -- 7.8%
   Carrizo Oil & Gas * ...............................      19,700       386,317
   Clean Energy Fuels * ..............................      48,100       908,128
   Energy XXI Bermuda * ..............................      43,900       744,983
   Gulfport Energy * .................................      41,100       536,766
                                                                     -----------
                                                                       2,576,194
                                                                     -----------
FINANCIALS -- 4.3%
   FirstMerit ........................................      24,400       480,924
   Signature Bank * ..................................      15,900       611,196
   Sterling Bancshares ...............................      63,300       328,527
                                                                     -----------
                                                                       1,420,647
                                                                     -----------
HEALTH CARE -- 16.7%
   Analogic ..........................................       8,100       368,307
   Emergency Medical Services, Cl A * ................      15,000       671,100
   Hanger Orthopedic Group * .........................      45,600       782,040
   ICON ADR * ........................................      30,261       714,160
   Immucor * .........................................      25,400       488,188
   IPC The Hospitalist * .............................      23,700       610,275

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
HEALTH CARE -- CONTINUED
   Martek Biosciences * ..............................      33,700   $   697,253
   Owens & Minor .....................................      23,250       632,167
   PerkinElmer .......................................      28,100       546,826
                                                                     -----------
                                                                       5,510,316
                                                                     -----------
INDUSTRIALS -- 23.1%
   Aegean Marine Petroleum Network ...................      35,400       727,824
   Allegiant Travel, Cl A ............................      15,400       683,606
   CBIZ * ............................................      88,400       582,556
   Chart Industries * ................................      42,313       753,595
   Copart * ..........................................      11,800       429,992
   Forward Air .......................................      15,400       447,216
   Hexcel * ..........................................      22,200       414,918
   Insituform Technologies, Cl A * ...................      37,500       858,750
   Kirby * ...........................................      14,000       538,160
   Marten Transport * ................................      33,900       770,208
   Mobile Mini * .....................................      41,300       707,882
   Orbital Sciences * ................................      50,600       740,784
                                                                     -----------
                                                                       7,655,491
                                                                     -----------
INFORMATION TECHNOLOGY -- 20.4%
   Ariba * ...........................................      38,023       607,227
   Blackboard * ......................................      11,900       451,843
   Entegris * ........................................     154,100       710,401
   FEI * .............................................      39,500       772,620
   Intermec * ........................................      36,100       379,050
   IPG Photonics * ...................................      25,200       405,972
   JDA Software Group * ..............................      19,100       448,850
   MasTec * ..........................................      52,000       552,240
   OSI Systems * .....................................      26,500       736,435
   Polycom * .........................................      15,200       451,136
   TriQuint Semiconductor * ..........................     108,200       749,826
   ValueClick * ......................................      44,200       483,990
                                                                     -----------
                                                                       6,749,590
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
MATERIALS -- 1.4%
   Intrepid Potash * .................................      19,300   $   467,060
                                                                     -----------
   Total Common Stock
      (Cost $28,693,968) .............................                30,960,343
                                                                     -----------
SHORT-TERM INVESTMENTS -- 5.2%
CASH EQUIVALENTS (A) -- 5.2%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.160% ........................   1,328,084     1,328,084
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 0.050% ........................     405,668       405,668
                                                                     -----------
   Total Short-Term Investments
      (Cost $1,733,752) ..............................                 1,733,752
                                                                     -----------
   Total Investments -- 98.8%
      (Cost $30,427,720) + ...........................               $32,694,095
                                                                     ===========

Percentages are based on Net Assets of $33,091,368.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2010.

ADR  American Depositary Receipt

Cl   Class

+ At July 31, 2010, the tax basis cost of the Fund's investments was $30,427,720, and the unrealized appreciation and depreciation were $4,559,232 and $(2,292,857), respectively.

As of July 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-002-1400

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.0%**

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 17.6%
   Amerigon * ........................................      87,000   $   861,300
   Arbitron ..........................................      26,400       762,960
   Asbury Automotive Group * .........................     111,000     1,494,060
   Churchill Downs ...................................      20,100       731,037
   Global Traffic Network * ..........................      66,960       374,976
   Kid Brands * ......................................      93,449       777,496
   Leapfrog Enterprises, Cl A * ......................     168,800       857,504
   Lumber Liquidators Holdings * .....................      24,500       608,090
   Overstock.com * ...................................      40,800       806,616
   Peet's Coffee & Tea * .............................      36,800     1,495,184
   Shoe Carnival * ...................................      57,200     1,204,060
   Shutterfly * ......................................      29,000       727,320
   US Auto Parts Network * ...........................      32,365       216,845
   West Marine * .....................................      74,400       772,272
   Westport Innovations * ............................      43,700       869,193
   Wet Seal, Cl A * ..................................     139,377       471,094
                                                                     -----------
                                                                      13,030,007
                                                                     -----------
CONSUMER STAPLES -- 2.3%
   Calavo Growers ....................................      67,800     1,431,936
   SunOpta * .........................................      52,615       264,653
                                                                     -----------
                                                                       1,696,589
                                                                     -----------
ENERGY -- 8.4%
   Callon Petroleum * ................................     132,300       763,371
   Gulfport Energy * .................................      99,100     1,294,246
   Kodiak Oil & Gas * ................................     277,500       929,625
   Natural Gas Services Group * ......................      57,200       946,660
   Petroquest Energy * ...............................     209,700     1,392,408
   Rex Energy * ......................................      88,451       937,581
                                                                     -----------
                                                                       6,263,891
                                                                     -----------
FINANCIALS -- 2.5%
   Lakeland Financial ................................      20,100       412,653
   PRGX Global * .....................................     131,749       725,937

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
FINANCIALS -- CONTINUED
   Tower Bancorp .....................................      17,900   $   381,628
   Trico Bancshares ..................................      18,524       349,548
                                                                     -----------
                                                                       1,869,766
                                                                     -----------
HEALTH CARE -- 11.3%
   Abaxis * ..........................................      20,300       407,015
   Almost Family * ...................................      23,700       622,836
   Alphatec Holdings * ...............................     178,300       754,209
   Angiodynamics * ...................................      71,300     1,098,733
   Assisted Living Concepts, Cl A * ..................      29,100       915,486
   Cantel Medical ....................................      39,800       632,024
   OraSure Technologies * ............................     125,606       595,372
   Quidel * ..........................................      61,600       763,840
   Sharps Compliance * ...............................      66,400       312,080
   Symmetry Medical * ................................      70,500       685,965
   Vital Images * ....................................      55,582       816,500
   Zoll Medical * ....................................      30,400       804,384
                                                                     -----------
                                                                       8,408,444
                                                                     -----------
INDUSTRIALS -- 25.6%
   ACCO Brands * .....................................     137,200       812,224
   Altra Holdings * ..................................      54,700       793,150
   Chart Industries * ................................      74,500     1,326,845
   DXP Enterprises * .................................      55,800     1,145,574
   Echo Global Logistics * ...........................      42,400       507,104
   Exponent * ........................................      18,300       604,083
   Force Protection * ................................      92,900       415,263
   FreightCar America ................................      15,300       379,899
   ICF International * ...............................      36,061       829,403
   Innerworkings * ...................................     148,198     1,025,530
   McGrath Rentcorp ..................................      35,700       832,524
   Mueller Water Products, Cl A ......................     114,739       436,008
   MYR Group * .......................................      67,623     1,136,743
   Pacer International * .............................     122,000     1,005,280
   Polypore International * ..........................      37,393       918,372

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
INDUSTRIALS -- CONTINUED
   PowerSecure International * .......................     102,000   $ 1,067,940
   Schawk, Cl A ......................................      52,600       780,058
   Standard Parking * ................................      28,417       484,794
   Team * ............................................      52,700       748,340
   Titan Machinery * .................................      53,900       769,153
   Trex * ............................................      49,700     1,078,490
   US Ecology ........................................      65,900       974,661
   USA Truck * .......................................      58,050       951,440
                                                                     -----------
                                                                      19,022,878
                                                                     -----------
INFORMATION TECHNOLOGY -- 26.8%
   Anadigics * .......................................     216,500       950,435
   Bottomline Technologies * .........................      74,320     1,053,114
   Cray * ............................................     209,723     1,396,755
   DynaVox, Cl A * ...................................      53,873       835,031
   Globecomm Systems * ...............................     147,800     1,216,394
   Harmonic * ........................................     158,000     1,101,260
   HMS Holdings * ....................................      24,600     1,385,472
   Infospace * .......................................      94,572       740,499
   IXYS * ............................................     142,700     1,260,041
   Lattice Semiconductor * ...........................     147,700       821,212
   LTX-Credence * ....................................     380,100     1,064,280
   Maxwell Technologies * ............................      56,676       716,385
   Medidata Solutions * ..............................      36,500       550,420
   MIPS Technologies, Cl A * .........................     165,900       904,155
   NIC ...............................................     110,107       816,994
   Sanmina-SCI * .....................................      53,600       673,752
   Silicon Image * ...................................     164,500       700,770
   Smith Micro Software * ............................      79,472       781,210
   SRS Labs * ........................................     131,300     1,221,090
   support.com * .....................................     145,200       599,676
   Ultratech * .......................................      26,000       469,820
   Vocus * ...........................................      41,100       669,519
                                                                     -----------
                                                                      19,928,284
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
MATERIALS -- 2.5%
   Omnova Solutions * ................................     115,500   $   900,900
   Yongye International * ............................     117,800       963,604
                                                                     -----------
                                                                       1,864,504
                                                                     -----------
   Total Common Stock
      (Cost $65,780,944) .............................                72,084,363
                                                                     -----------
SHORT-TERM INVESTMENT -- 0.8%
CASH EQUIVALENT -- 0.8%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.160% (A)
      (Cost $644,357) ................................     644,357       644,357
                                                                     -----------
   Total Investments -- 97.8%
      (Cost $66,425,301) + ...........................               $72,728,720
                                                                     ===========

Percentages are based on Net Assets of $74,333,092.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  The rate reported is the 7-day effective yield as of July 31, 2010.

Cl Class

+ At July 31, 2010, the tax basis cost of the Fund's investments was $66,425,301, and the unrealized appreciation and depreciation were $9,298,960 and $(2,995,541), respectively.

As of July 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-001-1400

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010